Summary of significant accounting policies, Goodwill and Intangible Assets, Net (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Goodwill and Intangible Assets, Net [Abstract]
Impairment of long-lived assets	$ 0	$ 0
Customer Lists [Member] | Minimum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	8 years
Customer Lists [Member] | Maximum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	20 years
Patented and Unpatented Technology [Member] | Minimum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	8 years
Patented and Unpatented Technology [Member] | Maximum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	20 years
Software [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	3 years
Trademarks, Brand and Marketing-Related Items [Member] | Minimum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	20 years
Trademarks, Brand and Marketing-Related Items [Member] | Maximum [Member]
Goodwill and Intangible Assets, Net [Abstract]
Estimated useful lives of long-lived intangible assets	25 years